Related-Party Transactions and Exempt Party-in-Interest Transactions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Other income	$ 358,374
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	567,807	671,053
Investment, purchased, number of shares (in shares)		20,561
Cost of asset		$ 318,592
Investment sold, number of shares (in shares)		123,806
Selling price		$ 2,616,281
Other income	$ 331,903